Shareholders' Equity and Other Equity instruments - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions					1 Months Ended	6 Months Ended			12 Months Ended
	Dec. 15, 2025	Aug. 25, 2025	Jul. 01, 2025	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock Repurchased During The Period Value				€ 40
Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock Repurchased During The Period Value				20		€ 37	€ 71
Purchase Transactions Average Price Six Point Six Eight [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of shares repurchase program						4,033,295
Stock Repurchased During The Period Value						€ 27
Common shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of treasury shares cancelled					79,677,562				79,677,562
Number of Common Shares Sold									6,862,976
Number of shares repurchase program							61,197,437	25,200,170
Stock Repurchased During The Period Value	€ 400	€ 200	€ 200	€ 150
Common shares repurchased average price per share					€ 5.8066		€ 6.4772	€ 5.9641	€ 5.7516
Common shares [member] | Aegon Ltd. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value					€ 0.12		€ 0.12		€ 0.12
Number of common shares					68,791,547	96,422,384	68,791,547		68,791,547
Common shares [member] | Purchase Transactions Average Price Six Point Six Eight [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of shares repurchase program						33,909,553
Stock Repurchased During The Period Value						€ 227
Common shares repurchased average price per share						€ 6.6786
Class B common shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of treasury shares cancelled					17,557,160				17,557,160
Common shares repurchased average price per share					€ 0.16
Class B common shares [member] | Aegon Ltd. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value					€ 0.12	€ 0.12	€ 0.12		€ 0.12
Number of common shares					7,945,440	7,945,440	7,945,440		7,945,440